Transactions with non-controlling interests - Yantai Pengai (Details) - Yantai Pengai Jiayan			12 Months Ended
	Jul. 12, 2022 CNY (¥)	Jul. 12, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Carrying amount of non-controlling interests acquired			¥ 288,000
Consideration paid for non-controlling interests	¥ (300,000)		(300,000)
Excess of consideration paid to non controlling interest recognised within equity			¥ (588,000)
Proportion of equity interest held (as a percent)	1.00%	1.00%
Equity Interest Purchase
Excess of consideration paid to non controlling interest recognised within equity | $		$ (1)